Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000021902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		3.30%	1.08%	4.76%
C000021901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		3.53%	1.32%	5.01%
C000021905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		5.76%	6.92%	9.10%
C000021906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		5.49%	6.62%	8.82%
C000052150 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		5.75%	9.90%	9.69%
C000052149 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		5.98%	10.18%	9.95%
C000052151 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		5.83%	2.56%	2.70%
C000052152 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		5.49%	2.29%	2.44%
C000068441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		9.72%	2.83%	5.43%
C000068440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		10.00%	3.09%	5.70%
C000068442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		11.29%	4.82%	7.62%
C000068443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		10.96%	4.55%	7.35%
C000068445 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		11.87%	5.93%	8.95%
C000068444 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		12.18%	6.19%	9.22%
C000068446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		3.08%	8.48%	10.58%
C000068447 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		2.88%	8.22%	10.30%
C000068455 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		8.17%	(3.35%)	0.84%
C000068454 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		8.63%	(3.09%)	1.10%
MSCI All Country World Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Average Annual Return, Percent	[1]	22.34%	11.19%	11.72%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[2],[3]	17.15%	13.15%	14.29%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[4],[5]	7.30%	(0.36%)	2.01%
Standard And Poor s 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent	[6],[7]	17.88%	14.42%	14.82%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	[8]	8.17%	(2.15%)	1.26%
FTSE EPRA Nareit Developed Real Estate Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Nareit Developed Real Estate Index (net div)
Average Annual Return, Percent	[1]	9.58%	2.76%	3.25%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent	[2]	12.81%	6.09%	9.62%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent	[9]	11.05%	9.83%	9.78%
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return, Percent	[5]	5.35%	1.97%	2.09%
MFS Conservative Allocation Portfolio Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Conservative Allocation Portfolio Blended Index
Average Annual Return, Percent	[4],[10]	12.50%	4.70%	6.29%
MFS Moderate Allocation Portfolio Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Moderate Allocation Portfolio Blended Index
Average Annual Return, Percent	[6]	15.20%	7.36%	8.52%
MFS Growth Allocation Portfolio Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Growth Allocation Portfolio Blended Index
Average Annual Return, Percent	[7]	18.09%	9.73%	10.37%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent	[3]	12.59%	8.88%	9.27%
Bloomberg World Government Inflation Linked Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg World Government Inflation-Linked Bond Index
Average Annual Return, Percent	[8]	8.80%	(2.17%)	1.68%

[1]	Source: FactSet Research Systems Inc.
[2]	Source: FactSet Research Systems Inc.
[3]	Source: FactSet Research Systems Inc.
[4]	Source: FactSet Research Systems Inc.
[5]	Source: FactSet Research Systems Inc.
[6]	Source: FactSet Research Systems Inc.
[7]	Source: FactSet Research Systems Inc.
[8]	Source: FactSet Research Systems Inc.
[9]	Source: FactSet Research Systems Inc.
[10]	Source: FactSet Research Systems Inc.